Investment and return - Schedule of Cash Resources and Other Financial Assets (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents
Cash at bank and in hand	€ 2,490	€ 3,241
Short-term deposits	1,066	2,436
Other cash equivalents	385	459
Cash and cash equivalents	3,941	6,136
Other financial assets
Financial assets at amortised cost	541	736
Financial assets at fair value through other comprehensive income	0	0
Financial assets at fair value through profit or loss:
Other current financial assets	1,121	1,330
Current financial assets	5,062	7,466
Financial assets at fair value through profit or loss:
Financial assets at amortised cost	368	526
Financial assets at fair value through other comprehensive income	2,216	600
Non-current financial assets at fair value through profit or loss:
Other non-current financial assets	3,065	1,571
Non-Current financial assets	3,065	1,571
Other financial assets
Financial assets at amortised cost	909	1,262
Financial assets at fair value through other comprehensive income	2,216	600
Financial assets at fair value through profit or loss
Other financial assets	4,186	2,901
Total	8,127	9,037
Movement of equity investments	(17)	64
Assets in trust fund benefit obligations	23	30
Investment option over non controlling interest in subsidiary	16	27
The Magnum Ice Cream Company
Financial assets at fair value through profit or loss:
Financial assets at fair value through other comprehensive income	1,655
Derivatives
Financial assets at fair value through profit or loss:
Current financial assets at fair value through profit or loss	50	149
Non-current financial assets at fair value through profit or loss:
Non-current financial assets at fair value through profit or loss	140	68
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	190	217
Other
Financial assets at fair value through profit or loss:
Current financial assets at fair value through profit or loss	530	445
Non-current financial assets at fair value through profit or loss:
Non-current financial assets at fair value through profit or loss	341	377
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	871	822
Judicial Deposit
Financial assets at fair value through profit or loss:
Financial assets at amortised cost	€ 175	€ 196